Summary of Significant Accounting Policies - Additional Information (Details)		12 Months Ended
	Mar. 01, 2017 shares	Dec. 31, 2019 USD ($) Supplier Segment ¥ / $ shares	Dec. 31, 2019 CNY (¥) Supplier Segment shares	Dec. 31, 2018 CNY (¥) Supplier	Dec. 31, 2017 CNY (¥) Supplier	Dec. 31, 2019 CNY (¥) ¥ / $	Nov. 20, 2018 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Foreign currency exchange rate | ¥ / $		6.9618				6.9618
Derivative assets						¥ 0
Finite lived intangible asset residual value						0
Unrealized gain loss on equity investments		$ 2,485,000	¥ 17,298,000
Cumulative effect of adoption of ASC 606 (Note 2)			4,605,000
Revenue Recognized		3,484,000	24,256,000
Unsatisfied performance obligation		$ 3,093,000				21,534,000
Impairment of long-lived assets other than goodwill			¥ 0	¥ 0	¥ 0
Value added tax percentage		6.00%	6.00%
Share split, ratio		0.1	0.1
Share split, description		1 for 10 share split	1 for 10 share split
Share repurchased cash consideration			¥ 37,559,000	3,165,000
Research and development cost, capitalized			0
Advertising expenses		$ 2,847,000	¥ 17,311,000	6,697,000	5,277,000
Profit sharing program, recognized period		5 years	5 years
Capital leases						0
Employee defined contribution plan expense incurred		$ 2,977,000	¥ 20,724,000	17,097,000	12,121,000
Concentration risk, percentage		57.70%	57.70%
Appreciation of the US$ against RMB, percent		1.87%	1.87%
Number of reportable segment | Segment		1	1
Revenues		$ 130,205,000	¥ 906,458,000	¥ 714,141,000	¥ 284,709,000
short-term investments						0
Product Concentration Risk | Suppliers
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		50.00%	50.00%	50.90%	81.30%
Advertising
Summary Of Significant Accounting Policies [Line Items]
Number of suppliers | Supplier		3	3	3	3
CHINA
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and short-term investments		$ 43,414,000		¥ 331,374,000		302,236,000
Outside China
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and short-term investments		129,338,000		¥ 35,678,000		¥ 18,578,000
Maximum
Summary Of Significant Accounting Policies [Line Items]
Revenues | $		$ 1,070,000,000
American Depositary Shares
Summary Of Significant Accounting Policies [Line Items]
Share repurchased under repurchase plan | shares		920,606	920,606
Share repurchased cash consideration | $		$ 5,910,000
American Depositary Shares | Maximum
Summary Of Significant Accounting Policies [Line Items]
Share repurchase plan, authorized amount | $							$ 10,000,000
Class A Common Shares
Summary Of Significant Accounting Policies [Line Items]
Share repurchased under repurchase plan | shares	613,737	613,737	613,737
Impact on Adoption of New Revenue Guidance
Summary Of Significant Accounting Policies [Line Items]
Cumulative effect of adoption of ASC 606 (Note 2)			¥ 4,605,000
Revenues		$ 448,000	¥ 3,119,000